INSURANCE CONTRACTS - Movement in Unearned Premium Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance Contracts [Abstract]
Unearned premiums reserve, beginning of year	$ 1,889	$ 1,625
Premiums written during the year	967	744
Premiums earned during the year	(639)	(521)
Foreign currency translation	11	41
Unearned premiums reserve, end of year	$ 2,228	$ 1,889